Leases - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Leases [Abstract]
Operating lease costs	$ 1,180	$ 1,285	$ 2,439	$ 3,454
Variable costs	317	116	452	494
Short term lease costs	75	58	112	113
Total lease costs	$ 1,572	$ 1,459	3,003	4,061
Operating cash outflows from operating leases (in thousands)			2,104	2,279
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)			$ 0	$ (39,294)
Weighted-average remaining lease term - operating leases (in years)	5 years 2 months 12 days	5 years 7 months 6 days	5 years 2 months 12 days	5 years 7 months 6 days
Weighted-average discount rate — operating leases (percent)	7.17%	6.67%	7.17%	6.67%